UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22808

PREDEX

(Exact name of registrant as specified in charter)

4221 North 203rd Street, Suite 100, Elkhorn, NE 68022

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 493-4603

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Registrant: PREDEX
Investment Company Act file number: 811-22808					Item 1
Reporting Period: July 1, 2019 through June 30, 2020

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) With/Against Management
1	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Election of Director: Richard D. Kincaid	Mgmt	Y	For	With
2	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Election of Director: James R. Mulvihill	Mgmt	Y	For	With
3	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Election of Director: Charles B. Duke	Mgmt	Y	For	With
4	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Election of Director: Daniel J. Sullivan	Mgmt	Y	For	With
5	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Election of Director: John P. Woodberry	Mgmt	Y	For	With
6	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Ratification of KPMG LLP as independent accounting firm for FY 2019	Mgmt	Y	For	With
7	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Approval of the amendments of Sections 10.3 and 10.4 of the Company's charter	Mgmt	Y	For	With
8	Black Creek Diversified Property Fund, Inc.	n/a	none	7/2/2019	Permission to adjourn meeting for additional proxies if not sufficient votes cast	Mgmt	Y	For	With

9	RREEF America REIT II, Inc.	n/a	none	7/18/2019	Election of Directors	Mgmt	N	Abstain	Abstain

10	Invesco Core Real Estate - U.S.A., L.P.	n/a	none	8/30/2019	Proposed amendment No. 2 to the Amended and Restated Limited Partnership Agreement	Mgmt	Y	For	With

11	BlackRock US Core Property Fund, L.P.	n/a	none	9/5/2019	Election of Independent Directors	Mgmt	N	Abstain	Abstain

12	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: Lynn C. Thurber	Mgmt	Y	For	With
13	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: Virginia G. Breen	Mgmt	Y	For	With
14	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: Jonathan B. Bulkeley	Mgmt	Y	For	With
15	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: R. Martel Day	Mgmt	Y	For	With
16	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: Jacques N. Gordon	Mgmt	Y	For	With
17	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: Jason B. Kern	Mgmt	Y	For	With
18	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Election of Director: William E. Sullivan	Mgmt	Y	For	With
19	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Proposed amendment to the Second Articles of Amendment and Restatement	Mgmt	Y	For	With
20	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	9/17/2019	Ratification of KPMG LLP as independent accounting firm for year ending December 31, 2019	Mgmt	Y	For	With

21	RREEF Core Plus Industrial Fund L.P.	n/a	none	10/15/2019	Election of Member of the Board of Managers of the General Partner: Diana M. Laing	Mgmt	Y	For	With

22	Invesco US Income Fund, L.P.	n/a	none	11/4/2019	Proposed amendment No. 4 to the Amended and Restated Limited Partnership Agreement	Mgmt	Y	For	With

23	Stockbridge Smart Markets Fund, L.P.	n/a	none	12/6/2019	Proposed amendment No. 1 to the Second Amended and Restated Agreement of Limited Parternship	Mgmt	N	Abstain	Abstain

24	Morgan Stanley Prime Property Fund, LLC	n/a	none	2/17/2020	Election of Independent Director: Kevin M. Twomey	Mgmt	Y	For	With
25	Morgan Stanley Prime Property Fund, LLC	n/a	none	2/17/2020	Election of Independent Director: Kent Goodwin	Mgmt	Y	For	With
26	Morgan Stanley Prime Property Fund, LLC	n/a	none	2/17/2020	Election of Independent Director: Lynne Sagalyn	Mgmt	Y	For	With
27	Morgan Stanley Prime Property Fund, LLC	n/a	none	2/17/2020	Election of Independent Director: Field H. Griffith	Mgmt	Y	For	With

28	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/6/2020	Election of Member of the Board of Managers of the General Partner: Mark Colombo	Mgmt	Y	For	With
29	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/6/2020	Election of Member of the Board of Managers of the General Partner: Timothy K. Gonzalez	Mgmt	Y	For	With
30	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/6/2020	Election of Member of the Board of Managers of the General Partner: W. Todd Henderson	Mgmt	Y	For	With
31	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/6/2020	Election of Member of the Board of Managers of the General Partner: Diana M. Laing	Mgmt	Y	For	With
32	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/6/2020	Election of Member of the Board of Managers of the General Partner: Lenore M. Sullivan	Mgmt	Y	For	With

33	Prologis Targeted U.S. Logisitics REIT, Inc.	n/a	none	6/9/2020	Election of Director: Timothy D Arndt	Mgmt	Y	For	With
34	Prologis Targeted U.S. Logisitics REIT, Inc.	n/a	none	6/9/2020	Election of Director: Robert C. Bransfield	Mgmt	Y	For	With
35	Prologis Targeted U.S. Logisitics REIT, Inc.	n/a	none	6/9/2020	Election of Director: Alison M. Hill	Mgmt	Y	For	With

36	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: Lynn C. Thurber	Mgmt	Y	For	With
37	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: Virginia G. Breen	Mgmt	Y	For	With
38	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: Jonathan B. Bulkeley	Mgmt	Y	For	With
39	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: R. Martel Day	Mgmt	Y	For	With
40	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: Jacques N. Gordon	Mgmt	Y	For	With
41	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: Jason B. Kern	Mgmt	Y	For	With
42	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Election of Director: William E. Sullivan	Mgmt	Y	For	With
43	Jones Lang LaSalle Income Property Trust, Inc.	n/a	none	6/11/2020	Ratification of KPMG LLP as independent accounting firm for year ending December 31, 2020	Mgmt	Y	For	With

44	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Election of Director: James R. Mulvihill	Mgmt	Y	For	With
45	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Election of Director: Raj Dhanda	Mgmt	Y	For	With
46	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Election of Director: Charles B. Duke	Mgmt	Y	For	With
47	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Election of Director: Daniel J. Sullivan	Mgmt	Y	For	With
48	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Election of Director: John P. Woodberry	Mgmt	Y	For	With
49	Black Creek Diversified Property Fund, Inc.	n/a	none	6/30/2020	Ratification of KPMG LLP as independent accounting firm for FY 2020	Mgmt	Y	For	With

ITEM 1. PROXY VOTING RECORD:

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title) /s/ J. Grayson Sanders

J. Grayson Sanders, President

Date: August 7, 2020